SETTLEMENT PAYABLE (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 07, 2016	Mar. 31, 2017	Mar. 21, 2016	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Mar. 08, 2017	Mar. 09, 2016
Description of settlement agreement			The remaining balance of $60,000 shall be paid in twelve (12) monthly payments of $5,000 each through April 1, 2018.
Settlements payable, short term			$ 250,000				$ 190,000
Accounts payable			195,845	$ 250,000	$ 0	$ 15,000
Notes payable			$ 54,155	172,748	$ 246,337
Maturity date			Dec. 16, 2016
Chief Executive Officer [Member]
Unpaid compensation, bonuses and previous loans in aggregate								$ 316,000
Jeffery D. Segal [Member]
Legal services	$ 59,174
Settlement Agreement [Member]
Settlement payable		$ 65,000		$ 65,000